65872  10/00

Prospectus Supplement
dated October 9, 2000 to:

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Putnam Global Equity Fund (the "fund")
Prospectus dated June 30, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager              Since   Experience
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Omid Kamshad         1998    1996 - Present            Putnam Management
Managing Director            Prior to January 1996     Lombard Odier
                                                       International
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Shigeki Makino       2000    2000 - Present            Putnam Management
Managing Director            Prior to August 2000      Fidelity Investments
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Justin M. Scott      1998    1988 - Present            Putnam Management
Managing Director
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Paul C. Warren       1998    1997 - Present            Putnam Management
Managing Director            Prior to May 1997         IDS Fund Management
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Michael K. Arends    1999    1997 - Present            Putnam Management
Senior Vice President        Prior to November 1997    Phoenix Duff & Phelps
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Michael P. Stack     1998    1997 - Present            Putnam Management
Senior Vice President        Prior to November 1997    Independence Investment
                                                       Associates Inc.
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